CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 411,381	$ 233,401
Restricted cash	1,724,000	0
Accounts receivable	851,244	800,619
Unbilled accounts receivable	389,277	366,168
Inventories	866,205	742,634
Other current assets	111,441	122,291
Total current assets	4,353,548	2,265,113
Property, plant and equipment	1,026,184	1,026,046
Accumulated depreciation	(468,761)	(452,074)
Property, plant and equipment, net	557,423	573,972
Other Assets
Goodwill	2,412,554	2,460,103
Other intangibles, net	1,157,424	1,204,432
Other noncurrent assets	72,277	76,360
Total other assets	3,642,255	3,740,895
Total Assets	8,553,226	6,579,980
Current Liabilities
Accounts payable	557,449	552,525
Customer deposits	374,104	369,716
Accrued compensation	165,190	164,210
Accrued warranty	136,449	137,542
Current portion of long-term debt	47,038	47,225
Other accrued liabilities	250,063	302,112
Total current liabilities	1,530,293	1,573,330
Long-term debt	3,818,061	1,823,303
Reserve for postretirement and pension benefits	95,310	103,734
Deferred income taxes	153,549	175,902
Accrued warranty	18,104	15,521
Other long-term liabilities	27,557	59,658
Total liabilities	5,642,874	3,751,448
Commitments and contingent liabilities (Note 16)
Equity
Preferred stock, 1,000,000 shares authorized, no shares issued	0	0
Common stock, $0.01 par value; 200,000,000 shares authorized: 132,349,534 shares issued and 96,606,946 and 96,034,352 outstanding at September 30, 2018 and December 31, 2017, respectively	1,323	1,323
Additional paid-in capital	916,768	906,616
Treasury stock, at cost, 35,742,588 and 36,315,182 shares, at September 30, 2018 and December 31, 2017, respectively	(816,327)	(827,379)
Retained earnings	2,999,139	2,773,300
Accumulated other comprehensive loss	(205,733)	(44,992)
Total Westinghouse Air Brake Technologies Corporation shareholders' equity	2,895,170	2,808,868
Non-controlling interest	15,182	19,664
Total equity	2,910,352	2,828,532
Total Liabilities and Equity	$ 8,553,226	$ 6,579,980